Subsequent Events (Details Narrative) - USD ($)				3 Months Ended
	Mar. 31, 2021	Jan. 14, 2021	Nov. 24, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt instrument, description			The Public Demand Notes (including the Public Demand Notes purchased with reinvested interest) will accrue a floating rate of interest (the "Floating Rate") at a rate per annum equal to the Average Savings Account Rate as posted by the Federal Deposit Insurance Corporation ("FDIC") plus 2.00%, reset quarterly on January 1, April 1, July 1, and October 1 of each year based on the Average Savings Account Rate posted by the FDIC on December 15, March 15, June 15, and September 15, respectively, of the prior month. "Average Savings Account Rate" means the "National Rate" for non-jumbo saving account products, which is a simple average of rates paid by United States depository institutions as calculated by the FDIC.
Affiliated note receivable					$ 871,232
Subsequent Event [Member]
Proceeds from private placement	$ 7,818,508
Repurchase of private placement	1,588,123
Debt instrument, maturity date				Jun. 30, 2021
Affiliated note receivable	1,214,032			$ 1,214,032
Interest receivable	47,300			$ 47,300
Subsequent Event [Member] | Colpitts Sunset, LLC [Member]
Debt instrument, maturity date		Jun. 30, 2021
Affiliated note receivable		$ 350,000
Subsequent Event [Member] | Colpitts Sunset, LLC [Member] | Maximum [Member]
Affiliated note receivable		$ 1,500,000
Subsequent Event [Member] | iCap International Investments, LLC [Member]
Proceeds from private placement